JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

July 3, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:     JPMorgan Trust I (the “Trust”) on behalf of

  the funds (the “Funds”) listed on Appendix A hereto

  File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 277 (Amendment No. 278 under the 1940 Act) filed electronically on June 28, 2013.

If you have any questions or comments, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Appendix A

J. P. Morgan Income Funds
JPMorgan Credit Opportunities Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund